United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 10/31/16

Date of Reporting Period: Quarter ended 01/31/16

Item 1. Schedule of Investments

Federated Kaufmann Fund
Portfolio of Investments
January 31, 2016 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—84.2%
		Consumer Discretionary—10.7%
89,425	[1]	Amazon.com, Inc.	$52,492,475
1,250,000	[2]	Clubcorp Holdings, Inc.	14,962,500
210,000	[2]	Cracker Barrel Old Country Store, Inc.	27,558,300
1,073,200	[1]	Dave & Buster's Entertainment, Inc.	38,924,964
1,000,000	[2]	Hanesbrands, Inc.	30,570,000
2,200,000		Hilton Worldwide Holdings, Inc.	39,182,000
386,709	[1,2]	La Quinta Holdings, Inc.	4,385,280
550,000	[2]	Las Vegas Sands Corp.	24,805,000
343,441		Metaldyne Performance Group, Inc.	4,069,776
245,633	[1,2]	Mohawk Industries, Inc.	40,875,788
446,000		Moncler S.p.A	6,618,951
27,091,412		NagaCorp Limited	16,446,507
980,000	[1]	One Group Hospitality, Inc./The	2,842,000
57,081	[1]	One Group Hospitality, Inc./The, Rights	8,562
16,000,000		Samsonite International SA	41,169,918
1,400,000		Starbucks Corp.	85,078,000
140,000	[2]	Tractor Supply Co.	12,363,400
213,300	[2]	Whirlpool Corp.	28,665,387
1,040,900	[1]	Yoox Net-A-Porter Group	35,841,839
		TOTAL	506,860,647
		Consumer Staples—2.7%
650,000	[1,2]	Blue Buffalo Pet Products, Inc.	11,063,000
196,154		CVS Health Corp.	18,946,515
600,000	[1,2]	Hain Celestial Group, Inc.	21,828,000
407,859	[2]	Smucker (J.M.) Co.	52,336,467
950,000	[1,2]	Sprouts Farmers Market, Inc.	21,660,000
		TOTAL	125,833,982
		Financials—11.1%
2,925,000	[2]	American International Group, Inc.	165,204,000
255,000	[2]	BlackRock, Inc.	80,136,300
1,450,000	[1]	CBRE Group, Inc.	40,556,500
2,750,000		Chimera Investment Corp.	34,072,500
575,000		Crown Castle International Corp.	49,565,000
100,000	[2]	EPR Properties	5,995,000
3,100,000	[2]	EverBank Financial Corp.	43,617,000
1	[1,3,4]	FA Private Equity Fund IV LP	525,567
330,000		Housing Development Finance Corp. Ltd.	5,762,968
1	[1,3,4]	Infrastructure Fund	0
330,000	[2]	JPMorgan Chase & Co.	19,635,000
1	[1,3,4]	Peachtree Leadscope LLC	0
625,000	[2]	Ryman Hospitality Properties	29,343,750
1,000,000		Wells Fargo & Co.	50,230,000
		TOTAL	524,643,585
		Health Care—28.9%
500,000	[1,2]	Acadia Healthcare Co., Inc.	30,515,000
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
418,600	[1,2]	Acadia Pharmaceuticals, Inc.	$8,660,834
205,000	[1,2]	Adeptus Health, Inc.	9,671,900
211,295	[1,2]	Advanced Accelerator Applications SA, ADR	5,257,020
2,155,047	[1,2]	Alkermes, Inc.	68,983,055
245,000	[1]	Allergan PLC	69,685,350
1,100,000	[1]	Amphastar Pharmaceuticals, Inc.	13,255,000
235,000	[1,2]	Amsurg Corp.	17,199,650
1	[3,4]	Apollo Investment Fund V	333,633
1,000,000	[1,2]	Arena Pharmaceuticals, Inc.	1,510,000
1,265,000	[1,5]	arGEN-x	15,244,323
140,000	[1,2]	aTyr Pharma, Inc.	739,200
2,425,000	[1,2,5]	BioDelivery Sciences International, Inc.	9,821,250
3,000,000	[1,2,5]	Catalyst Pharmaceutical Partners, Inc.	5,580,000
170,000	[1,2]	Cerner Corp.	9,861,700
129,937	[1,2]	Coherus Biosciences, Inc.	1,722,965
12,439,968	[1,5]	Corcept Therapeutics, Inc.	45,405,883
1	[3,4]	Denovo Ventures I LP	82,218
1,880,000	[1,2]	Dexcom, Inc.	134,006,400
126,065	[1]	Dexcom, Inc.	8,985,913
660,000	[1,2]	Diplomat Pharmacy, Inc.	17,958,600
8,829,511	[1,2,4]	Dyax Corp.	9,800,757
2,000,000	[1,5]	Dynavax Technologies Corp.	48,180,000
1,540,000	[1,2,5]	Egalet Corp.	12,966,800
939,350	[1,2]	ExamWorks Group, Inc.	25,794,551
301,300	[1,2]	GW Pharmaceuticals PLC, ADR	15,113,208
1,240,000	[1,2,5]	Galapagos NV	63,013,256
956,807	[1,2,5]	Galapagos NV, ADR	46,806,999
402,000	[1]	Genmab A/S	50,343,144
490,000		Gilead Sciences, Inc.	40,670,000
8,338	[1]	Glaukos Corp.	136,076
659,774	[1,2]	HealthEquity, Inc.	14,218,130
500,000	[1,2]	IDEXX Laboratories, Inc.	35,070,000
75,000	[1,2]	Illumina, Inc.	11,846,250
87,874	[1,2]	Insulet Corp.	2,915,659
1,108,468	[1,2,5]	Intersect ENT, Inc.	19,763,984
1	[3,4]	Latin Healthcare Fund	452,321
500,000	[1,2]	MacroGenics, Inc.	10,065,000
436,000	[2]	Medtronic PLC	33,101,120
2,120,000	[1,5]	Minerva Neurosciences, Inc.	11,024,000
2,120,000	[1,3,5]	Minerva Neurosciences, Inc.	11,024,000
2,508,427	[1,2]	Nektar Therapeutics	34,214,944
800,000	[1]	Neovasc, Inc.	2,736,000
22,375	[1]	Nevro Corp.	1,382,551
1,291,427	[1,2,5]	Ocular Therapeutix, Inc.	7,903,533
2,484,832	[1,2,5]	Otonomy, Inc.	37,073,693
409,890	[1,5]	Otonomy, Inc.	6,115,559
34,690	[1]	Penumbra, Inc.	1,484,732
392,000	[1]	Poxel SA	3,855,698
1,030,001	[1,5]	Premier, Inc.	32,898,232
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
11,301,600	[1,5]	Progenics Pharmaceuticals, Inc.	$47,127,672
450,000	[1,2]	Repligen Corp.	9,967,500
238,900	[1,2]	SAGE Therapeutics, Inc.	8,022,262
750,000	[1,5]	SCYNEXIS, Inc.	3,427,500
600,000	[1,2]	Seres Therapeutics, Inc.	16,158,000
786,000		Shire Ltd.	44,086,840
121,900	[2]	Shire Ltd., ADR	20,515,770
959,018	[1,4,5]	Soteira, Inc.	0
789,300	[1,2]	Spark Therapeutics, Inc.	22,234,581
1,200,000	[1,5]	SteadyMed Ltd.	2,940,000
117,816	[1,3,5]	SteadyMed Ltd.	288,649
328,600	[1,2]	Ultragenyx Pharmaceutical, Inc.	18,450,890
3,500,000	[1,2]	Veeva Systems, Inc.	84,350,000
700,000	[1,2]	Versartis, Inc.	7,798,000
1,850,825	[1,2,5]	Zogenix, Inc.	17,545,821
254,900	[1,2]	Zynerba Pharmaceuticals, Inc.	1,687,438
		TOTAL	1,369,051,014
		Industrials—4.4%
1,500,000	[2]	Air Lease Corp.	38,640,000
424,500	[1,2]	Caesar Stone SDOT Yam Ltd.	15,956,955
300,000		Danaher Corp.	25,995,000
800,000		KAR Auction Services, Inc.	26,736,000
107,000	[1,2]	Middleby Corp.	9,668,520
1,250,000	[1]	RPX Corp.	14,475,000
378,200		Safran SA	24,679,145
510,000	[1,2]	Spirit Airlines, Inc.	21,318,000
400,000	[1,2]	Verisk Analytics, Inc.	29,200,000
		TOTAL	206,668,620
		Information Technology—21.9%
130,000	[1]	Adobe Systems, Inc.	11,586,900
660,000	[1,2]	Alibaba Group Holding Ltd., ADR	44,239,800
1,235,000	[2]	Amadeus IT Holding SA	50,713,401
500,000	[2]	Avago Technologies Ltd.	66,855,000
1,000,000	[1,2]	BroadSoft, Inc.	34,210,000
1,000,000	[1,2,5]	ChannelAdvisor Corp.	12,230,000
346,300	[1,2]	Check Point Software Technologies Ltd.	27,291,903
337,000	[1,2]	CoStar Group, Inc.	59,099,690
633,200	[1,2]	Cvent, Inc.	16,722,812
570,000	[1,2]	Demandware, Inc.	24,185,100
1,059,322	[1,3,4]	Expand Networks Ltd.	0
1,100,000	[1,2]	Fitbit, Inc.	18,260,000
960,000	[1,2]	Fleetmatics Group PLC	41,673,600
450,000	[1,2]	GoDaddy, Inc.	13,720,500
1,539,700	[1]	Microsemi Corp.	48,808,490
1,000,000	[1,2]	Mobileye NV	27,130,000
1,200,000	[1]	NIC, Inc.	23,748,000
950,000	[1]	NXP Semiconductors NV	71,041,000
320,000	[1,2]	NetSuite, Inc.	22,198,400
1	[1,3,4]	Peachtree Open Networks	0
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
225,000	[1]	Q2 Holdings, Inc.	$4,873,500
429,059	[1,2]	Qorvo, Inc.	16,990,736
1,423,600	[1,2]	RADWARE Ltd.	19,019,296
500,000	[1,2]	Salesforce.com, Inc.	34,030,000
3,751	[1,3,4]	Sensable Technologies, Inc.	0
1,400,000	[1,2]	ServiceNow, Inc.	87,094,000
103,000	[1,2]	Splunk, Inc.	4,767,870
2,900,000	[1,2,5]	Textura Corp.	45,791,000
622,900	[1,2]	Tyler Technologies, Inc.	97,832,674
1,100,000	[1,2]	Vantiv, Inc.	51,755,000
765,000	[1,2]	Workday, Inc.	48,202,650
650,000	[1,2]	Zillow Group, Inc.	13,325,000
		TOTAL	1,037,396,322
		Materials—4.1%
511,950	[2]	Eagle Materials, Inc.	27,409,803
615,000		Martin Marietta Materials	77,231,700
350,700	[2]	Sherwin-Williams Co.	89,663,469
		TOTAL	194,304,972
		Telecommunication Services—0.4%
838,700	[1]	Zayo Group Holdings, Inc.	20,984,274
		TOTAL COMMON STOCKS (IDENTIFIED COST $3,266,110,486)	3,985,743,416
		CORPORATE BOND—0.1%
		Health Care—0.1%
$4,600,000	[3]	Protalix Biotherapeutics, Inc., Conv. Bond, 4.50%, 9/15/2018 (IDENTIFIED COST $4,600,000)	3,297,598
		PREFERRED STOCKS—0.0%
		Health Care—0.0%
185,997	[1,3]	aTyr Pharma, Inc., Pfd., Series E	982,064
6,978,566	[1,3,4]	BioNano Genomics, Inc., Pfd., Series C	0
		TOTAL	982,064
		Information Technology—0.0%
679,348	[1,3,4]	Multiplex, Inc., Pfd., Series C	0
		TOTAL PREFERRED STOCKS (IDENTIFIED COST $16,815,001)	982,064
		WARRANTS—0.1%
		Health Care—0.1%
382,897	[1]	Alexza Pharmaceuticals, Inc., 10/5/2016	0
2,907,735	[1,3,4]	BioNano Genomics, Inc., 3/31/2016	0
7,425,000	[1,5]	Zogenix, Inc., 7/27/2017	2,389,365
		TOTAL WARRANTS (IDENTIFIED COST $50,770)	2,389,365
		INVESTMENT COMPANIES—37.8%
1,001,576,528	[5,7]	Federated Money Market Management, Institutional Shares, 0.39%[6]	1,001,576,528
4

Shares or Principal Amount			Value
		INVESTMENT COMPANIES—continued
791,617,708	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.35%[6]	$791,617,708
		TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE)	1,793,194,236
		TOTAL INVESTMENTS—122.2% (IDENTIFIED COST $5,080,770,493)[8]	5,785,606,679
		OTHER ASSETS AND LIABILITIES - NET—(22.2)%[9]	(1,051,566,484)
		TOTAL NET ASSETS—100%	$4,734,040,195
At January 31, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Sold:
2/1/2016	Income Repatriation Boston IBS	4,406 EUR	$4,765	$(9)
2/1/2016	Citibank N.A.	304,471 GBP	$434,111	$271
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$262
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $2,198 and $251, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net”.
1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.

Market Value of Securities on Loan	Market Value of Collateral
$1,000,849,990	$1,001,576,528
3	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2016, these restricted securities amounted to $ 16,986,050 which represented 0.4% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A that have been deemed liquid by the Trustees, if applicable, held at January 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
Apollo Investment Fund V	5/18/2001	$ 0	$ 333,633
aTyr Pharma, Inc., Pfd., Series E	3/31/2015	$ 2,014,999	$ 982,064
BioNano Genomics, Inc., 3/31/2016	11/12/2014	$ 2,908	$ 0
BioNano Genomics, Inc., Pfd., Series C	11/12/2014	$ 9,800,000	$ 0
Denovo Ventures I LP	3/9/2000	$ 2,210,578	$ 82,218
Expand Networks Ltd.	9/22/2000	$ 2,500,000	$ 0
FA Private Equity Fund IV LP	3/4/2002	$ 71,148	$ 525,567
Infrastructure Fund	8/11/2000	$ 404,496	$ 0
Latin Healthcare Fund	11/28/2000	$ 0	$ 452,321
Minerva Neurosciences, Inc.	1/8/2016	$ 12,501,640	$11,024,000
Multiplex, Inc., Pfd., Series C	2/22/2001	$ 5,000,001	$ 0
Peachtree Leadscope LLC	6/30/2000	$ 674,115	$ 0
Peachtree Open Networks	10/5/2000	$ 892,599	$ 0
Protalix Biotherapeutics, Inc., Conv. Bond, 4.50%, 9/15/2018	9/13/2013	$ 4,600,000	$3,297,598
Sensable Technologies, Inc.	10/15/2004	$ 0	$ 0
SteadyMed Ltd.	1/26/2015	$ 1,000,000	$ 288,649
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Trustees (the “Trustees”).
5	Affiliated companies and holdings.
5

Transactions involving affiliated companies during the period ended January 31, 2016, were as follows:
Affiliates	Balance of Shares Held 10/31/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2016	Value	Dividend Income
arGEN-x	—	1,265,000	—	1,265,000	$15,244,323	$—
BioDelivery Sciences International, Inc.	2,425,000	—	—	2,425,000	9,821,250	—
Catalyst Pharmaceutical Partners, Inc.	3,000,000	—	—	3,000,000	5,580,000	—
ChannelAdvisor Corp.	1,200,000	—	(200,000)	1,000,000	12,230,000	—
Corcept Therapeutics, Inc.	12,439,968	—	—	12,439,968	45,405,883	—
**Dyax Corp.	9,000,000	—	(9,000,000)	—	—	—
Dynavax Technologies Corp.	1,816,759	183,241	—	2,000,000	48,180,000	—
Egalet Corp.	1,540,000	—	—	1,540,000	12,966,800	—
*ExamWorks Group, Inc.	2,100,000	444,296	(1,604,946)	939,350	25,794,551	—
Galapagos NV	1,240,000	—	—	1,240,000	63,013,256	—
Galapagos NV, ADR	956,807	—	—	956,807	46,806,999	—
Intersect ENT, Inc.	948,832	159,636	—	1,108,468	19,763,984
Minerva Neurosciences, Inc.	2,120,000	—	—	2,120,000	11,024,000
Minerva Neurosciences, Inc.	—	2,120,000.00	—	2,120,000	11,024,000	—
**Minerva Neurosciences, Inc., 3/18/2017	2,120,000	—	(2,120,000)	—	—	—
Ocular Therapeutix, Inc.	1,291,427	—	—	1,291,427	7,903,533	—
Otonomy, Inc.	902,467	1,582,365	—	2,484,832	37,073,693	—
Otonomy, Inc.	409,890	—	—	409,890	6,115,559	—
Premier, Inc.	1,391,627	—	(361,626)	1,030,001	32,898,232	—
Progenics Pharmaceuticals, Inc.	11,301,600	—	—	11,301,600	47,127,672	—
SCYNEXIS, Inc.	750,000	—	—	750,000	3,427,500	—
Soteira, Inc.	959,018	—	—	959,018	0	—
SteadyMed Ltd.	1,200,000	—	—	1,200,000	2,940,000	—
SteadyMed Ltd.	117,816	—	—	117,816	288,649	—
Textura, Inc.	2,700,000	200,000	—	2,900,000	45,791,000	—
**Threshold Pharmaceuticals, Inc., Class THL	3,461,045	—	(3,461,045)	—	—
Zogenix, Inc.	1,738,998	111,827	—	1,850,825	17,545,821	—
Zogenix, Inc., 7/27/2014	7,425,000	—	—	7,425,000	2,389,365	—
*Zynerba Pharmaceuticals, Inc.	254,900	—	—	254,900	1,687,438	—
TOTAL OF AFFILIATED COMPANIES	74,811,154	6,066,365	(16,747,617)	64,129,902	$532,043,508	$—
*	At January 31, 2016, the Fund no longer has ownership of at least 5% of the voting shares.
**	At January 31, 2016, the security is no longer held in the Fund's portfolio of investments.
Transactions involving the affiliated holding during the period ended January 31, 2016, were as follows:
	Federated Money Market Management, Institutional Shares	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2015	1,211,126,225	652,093,317	1,863,219,542
Purchases/Additions	1,115,004,421	590,265,744	1,705,270,165
Sales/Reductions	(1,324,554,118)	(450,741,353)	(1,775,295,471)
Balance of Shares Held 1/31/2016	1,001,576,528	791,617,708	$1,793,194,236
Value	$1,001,576,528	$791,617,708	$1,793,194,236
Dividend Income	$715,392	$328,989	$1,044,381
6	7-day net yield.
7	All or a portion of this security is held as collateral for securities lending.
6

8	At January 31, 2016, the cost of investments for federal tax purposes was $5,080,770,493. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) outstanding foreign currency commitments was $704,836,186. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,108,815,674 and net unrealized depreciation from investments for those securities having an excess of cost over value of $403,979,488.
9	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
7

The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibly for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$3,203,792,171	$0	$11,194,496	$3,214,986,667
International	406,865,200	363,891,549[1]	—	770,756,749
Preferred Stocks
Domestic	982,064[2]	—	0	982,064
Debt Securities:
Corporate Bond	—	3,297,598		3,297,598
Warrants	—	2,389,365	0	2,389,365
Investment Companies	1,793,194,236	—	—	1,793,194,236
TOTAL SECURITIES	$5,404,833,671	$369,578,512	$11,194,496	$5,785,606,679
Other Financial Instruments[3]
Assets	$271	$—	$—	$271
Liabilities	(9)	—	—	(9)
TOTAL OTHER FINANCIAL INSTRUMENTS	$262	$—	$—	$262
1	Includes $8,870,020 of a security transferred from Level 1 to Level 2 because fair value factors were applied to equity securities traded principally in foreign markets to account for significant post market close activity. Transfer shown represents the value of the security at the beginning of the period.
2	Includes $2,244,752 of a security transferred from Level 3 to Level 1 because observable market data was obtained for the security. Transfer shown represents the value of the security at the beginning of the period.
3	Other financial instruments include foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
EUR	—Euro
GBP	—British Pound
8
Federated Kaufmann Large Cap Fund
Portfolio of Investments
January 31, 2016 (unaudited)
Shares			Value
		COMMON STOCKS—91.2%
		Consumer Discretionary—18.4%
106,400	[1]	Amazon.com, Inc.	$62,456,800
670,000		Delphi Automotive PLC	43,509,800
2,855,000		Hilton Worldwide Holdings, Inc.	50,847,550
255,000		Home Depot, Inc.	32,068,800
20	[1,2]	New Cotai LLC/Capital	266,338
1,120,000		Starbucks Corp.	68,062,400
920,000		TJX Cos., Inc.	65,540,800
770,000		Tractor Supply Co.	67,998,700
243,000	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	44,024,310
461,500		Walt Disney Co.	44,220,930
502,700		Whirlpool Corp.	67,557,853
		TOTAL	546,554,281
		Consumer Staples—2.0%
610,000		CVS Health Corp.	58,919,900
		Financials—12.7%
1,090,000		American International Group, Inc.	61,563,200
208,800	[3]	BlackRock, Inc.	65,617,488
1,855,000	[1]	CBRE Group, Inc.	51,884,350
865,000		Crown Castle International Corp.	74,563,000
1,050,000		JPMorgan Chase & Co.	62,475,000
1,260,000		Wells Fargo & Co.	63,289,800
		TOTAL	379,392,838
		Health Care—24.5%
422,600	[1,3]	Alexion Pharmaceuticals, Inc.	61,670,018
275,000	[1]	Allergan PLC	78,218,250
480,000		Bristol-Myers Squibb Co.	29,836,800
825,000	[1]	Cerner Corp.	47,858,250
718,000	[1]	Dexcom, Inc.	51,179,040
679,964	[1]	Genmab A/S	85,153,048
700,000		Gilead Sciences, Inc.	58,100,000
825,000	[1]	IDEXX Laboratories, Inc.	57,865,500
700,000	[1]	Incyte Genomics, Inc.	49,392,000
830,000		Medtronic PLC	63,013,600
1,202,400	[1,4]	Premier, Inc.	38,404,656
1,014,800		Shire Ltd.	56,920,262
576,800	[1]	Vertex Pharmaceuticals, Inc.	52,344,600
		TOTAL	729,956,024
		Industrials—3.6%
1,675,000	[1]	AerCap Holdings NV	51,439,250
592,000		Ingersoll-Rand PLC, Class A	30,470,240
540,000		Osram Licht AG	24,041,423
		TOTAL	105,950,913
		Information Technology—22.8%
572,300	[1]	Alibaba Group Holding Ltd., ADR	38,361,269
105,300	[1]	Alphabet, Inc.	80,170,155
910,000		Amadeus IT Holding SA	37,367,769
313,000		Apple, Inc.	30,467,420
1

Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
472,000	[3]	Avago Technologies Ltd.	$63,111,120
777,354	[1]	Facebook, Inc.	87,226,892
600,000		Mastercard, Inc.	53,418,000
2,455,259	[1]	Micron Technology, Inc.	27,081,507
1,145,000		Microsoft Corporation	63,078,050
663,300	[1]	NXP Semiconductors NV	49,601,574
850,000	[1]	Salesforce.com, Inc.	57,851,000
1,286,600	[1]	Vantiv, Inc.	60,534,530
425,000	[3]	Visa, Inc., Class A	31,658,250
		TOTAL	679,927,536
		Materials—5.0%
375,000		LyondellBasell Investment LLC	29,238,750
375,000	[3]	Martin Marietta Materials	47,092,500
288,500		Sherwin-Williams Co.	73,760,795
		TOTAL	150,092,045
		Telecommunication Services—2.2%
1,665,000	[1]	T-Mobile USA, Inc.	66,849,750
		TOTAL COMMON STOCKS (IDENTIFIED COST $2,522,577,920)	2,717,643,287
		WARRANT—0.1%
		Consumer Discretionary—0.1%
1,610,007	[1,3]	Central European Media Enterprises Ltd., Warrants, Expiration Date 5/2/18 (IDENTIFIED COST $3,231,012)	3,744,393
		INVESTMENT COMPANIES—15.1%[4]
169,813,656	[5]	Federated Money Market Management, Institutional Shares, 0.39%[6]	169,813,656
278,229,992		Federated Prime Value Obligations Fund, Institutional Shares, 0.35%[6]	278,229,992
		TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE)	448,043,648
		TOTAL INVESTMENTS—106.4% (IDENTIFIED COST $2,973,852,580)[7]	3,169,431,328
		OTHER ASSETS AND LIABILITIES - NET—(6.4)%[8]	(190,208,588)
		TOTAL NET ASSETS—100%	$2,979,222,740
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees.
3	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of January 31, 2016, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$136,191,274	$169,813,656
4	Affiliated company or holding.
Transactions involving affiliated companies during the period ended January 31, 2016, were as follows:
Affiliates	Balance of Shares Held 10/31/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2016	Value	Dividend Income
Premier, Inc.	1,264,659	—	(62,259)	1,202,400	$38,404,656	—
2

Transactions involving affiliated holdings during the period ended January 31, 2016, were as follows:
	Federated Money Market Management, Institutional Shares	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2015	79,491,400	309,342,785	388,834,185
Purchases/Additions	274,147,926	253,262,092	527,410,018
Sales/Reductions	(183,825,670)	(284,374,885)	(468,200,555)
Balance of Shares Held 1/31/2016	169,813,656	278,229,992	448,043,648
Value	$169,813,656	$278,229,992	$448,043,648
Dividend Income	$76,484	$197,013	$273,497
5	All or a portion of this security is held as collateral for securities lending.
6	7-day net yield.
7	At January 31, 2016, the cost of investments for federal tax purposes was $2,973,852,580. The net unrealized appreciation of investments for federal tax purposes was $195,578,748. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $359,240,355 and net unrealized depreciation from investments for those securities having an excess of cost over value of $163,661,607.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
3

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$2,238,632,684	$—	$266,338	$2,238,899,022
International	275,261,763	203,482,502	—	478,744,265
Debt Security:
Warrant	—	3,744,393	—	3,744,393
Investment Companies	448,043,648	—	—	448,043,648
TOTAL SECURITIES	$2,961,938,095	$207,226,895	$266,338	$3,169,431,328
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
4
Federated Kaufmann Small Cap Fund
Portfolio of Investments
January 31, 2016 (unaudited)
Shares or Principal Amount			Value
		COMMON STOCKS—92.8%
		Consumer Discretionary—16.9%
88,300	[1,2]	2U, Inc.	$1,782,777
126,300		AMC Entertainment Holdings, Inc.	2,753,340
182,400	[1,2]	Boot Barn Holdings, Inc.	1,108,992
385,900		Clubcorp Holdings, Inc.	4,619,223
44,317	[2]	Cracker Barrel Old Country Store, Inc.	5,815,720
225,000	[1]	Dave & Buster's Entertainment, Inc.	8,160,750
266,808	[1]	Duluth Holdings, Inc.	4,405,000
75,000	[1]	Five Below, Inc.	2,642,250
274,600	[1,2]	Habit Restaurants, Inc./The, Class A	5,637,538
445,300	[1]	La Quinta Holdings, Inc.	5,049,702
50,000	[1]	Lindblad Expeditions Holdings, Inc.	501,000
575,000		Metaldyne Performance Group, Inc.	6,813,750
182,400		Moncler SpA	2,706,943
7,961,000		NagaCorp Limited	4,832,920
98,000	[1,2]	Party City Holdco, Inc.	943,740
235,000	[1,2]	Planet Fitness, Inc.	3,358,150
76,900		Salvatore Ferragamo Italia SpA	1,749,803
1,597,898		Samsonite International SA	4,111,583
92,500	[1]	Shutterfly, Inc.	3,852,625
152,800		Six Flags Entertainment Corp.	7,681,256
283,500	[1]	Sportsman's Warehouse Holdings, Inc.	3,716,685
375,000		Tower International, Inc.	8,632,500
61,000	[1,3]	Townsquare Media, Inc., Class A	573,400
41,200	[2]	Vail Resorts, Inc.	5,150,000
234,600	[1,2]	Wingstop, Inc.	5,691,396
185,400	[1]	Yoox Net-A-Porter Group	6,383,973
252,900	[1,2]	Zoe's Kitchen, Inc.	7,025,562
		TOTAL	115,700,578
		Consumer Staples—0.4%
150,000	[1,2]	Blue Buffalo Pet Products, Inc.	2,553,000
		Financials—5.1%
500,000		Chimera Investment Corp.	6,195,000
137,900	[2]	Cyrusone, Inc.	5,081,615
330,000		EverBank Financial Corp.	4,643,100
250,000		Hannon Armstrong Sustainable Infrastructure Capital, Inc.	4,487,500
170,000		James River Group Holdings Ltd.	5,766,400
132,500		National Storage Affiliates Trust	2,304,175
142,700	[2]	Ryman Hospitality Properties	6,699,765
		TOTAL	35,177,555
		Health Care—29.6%
62,800	[1]	Acadia Pharmaceuticals, Inc.	1,299,332
72,000	[1,2]	Adeptus Health, Inc.	3,396,960
32,033	[1]	Advanced Accelerator Applications SA, ADR	796,981
88,000	[1]	Alkermes, Inc.	2,816,880
357,144	[1]	Amphastar Pharmaceuticals, Inc.	4,303,585
1

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
183,400	[1,3]	arGEN-x	$2,210,125
128,200	[1]	AtriCure, Inc.	2,240,936
18,200	[1]	aTyr Pharma, Inc.	96,096
475,000	[1,2,3]	BioDelivery Sciences International, Inc.	1,923,750
1,500,000	[1,3]	Catalyst Pharmaceutical Partners, Inc.	2,790,000
51,520	[1]	Coherus Biosciences, Inc.	683,155
1,439,277	[1,3]	Corcept Therapeutics, Inc.	5,253,361
260,000	[1]	Dexcom, Inc.	18,532,800
370,000	[1,2]	Diplomat Pharmacy, Inc.	10,067,700
125,000	[1,4]	Dyax Corp. - CVR	138,750
1,115,500	[1,3]	Dynavax Technologies Corp.	26,872,395
475,000	[1,2,3]	Egalet Corp.	3,999,500
103,100	[1,2]	Entellus Medical, Inc.	1,717,646
59,983	[1]	ExamWorks Group, Inc.	1,647,133
33,900	[1,2]	GW Pharmaceuticals PLC, ADR	1,700,424
155,000	[1,3]	Galapagos NV	7,876,657
122,066	[1,2,3]	Galapagos NV, ADR	5,971,469
78,100	[1,2]	Glaukos Corp.	1,274,592
232,900	[1]	HealthEquity, Inc.	5,018,995
361,903	[1,3]	Intersect ENT, Inc.	6,452,730
187,200	[1]	MacroGenics, Inc.	3,768,336
462,420	[1,2,3]	Minerva Neurosciences, Inc.	2,404,584
267,000	[1,3,5]	Minerva Neurosciences, Inc.	1,388,400
330,000	[1]	Mirna Therapeutics, Inc.	1,488,300
97,584	[1,2]	Nektar Therapeutics	1,331,046
547,300	[1]	NeoGenomics, Inc.	3,732,586
531,211	[1]	Neovasc, Inc.	1,816,742
8,397	[1]	Nevro Corp.	518,851
324,830	[1,2,3]	Ocular Therapeutix, Inc.	1,987,960
514,529	[1,3]	Otonomy, Inc.	7,676,773
153,550	[1,3]	Premier, Inc.	4,904,387
1,958,600	[1,3]	Progenics Pharmaceuticals, Inc.	8,167,362
150,000	[1,2]	ProNAi Therapeutics, Inc.	1,242,000
175,000	[1,2]	REGENXBIO, Inc.	2,432,500
75,000	[1]	Repligen Corp.	1,661,250
35,000	[1]	SAGE Therapeutics, Inc.	1,175,300
463,800	[1,2,3]	SCYNEXIS, Inc.	2,119,566
80,000	[1,2]	Seres Therapeutics, Inc.	2,154,400
134,000	[1,2]	Spark Therapeutics, Inc.	3,774,780
345,900	[1,3]	SteadyMed Ltd.	847,455
409,417	[1,3,5]	SteadyMed Ltd.	1,003,071
363,700	[1,2]	TherapeuticsMD, Inc.	2,600,455
62,900	[1]	Ultragenyx Pharmaceutical, Inc.	3,531,835
85,200	[1]	VCA, Inc.	4,368,204
290,000	[1]	Veeva Systems, Inc.	6,989,000
320,000	[1,2]	Veracyte, Inc.	2,073,600
315,000	[1]	Versartis, Inc.	3,509,100
296,345	[1,3]	Zogenix, Inc.	2,809,350
2

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Health Care—continued
188,800	[1,2]	Zynerba Pharmaceuticals, Inc.	$1,249,856
		TOTAL	201,809,001
		Industrials—7.6%
236,000		Advanced Drainage System, Inc.	5,328,880
249,500		Air Lease Corp.	6,427,120
4,949,000		Aramex PJSC	3,939,669
56,500	[1]	Beacon Roofing Supply, Inc.	2,288,250
182,000	[1]	Caesar Stone SDOT Yam Ltd.	6,841,380
19,400	[1]	IHS, Inc., Class A	2,029,628
189,100		KAR Auction Services, Inc.	6,319,722
650,000	[1]	Kornit Digital Ltd.	7,449,000
279,848		NN, Inc.	3,391,758
640,000	[1]	Radiant Logistics, Inc.	2,118,400
160,000	[1]	Trex Co., Inc.	6,009,600
		TOTAL	52,143,407
		Information Technology—29.5%
994,000	[1,3]	Adesto Technologies Corp.	5,944,120
350,000	[1,2]	Alarm.com Holdings, Inc.	5,652,500
100,000	[1]	Atlassian Corp. PLC	2,077,000
400,000	[1,2]	Box, Inc.	4,304,000
342,693	[1,2]	BroadSoft, Inc.	11,723,528
1,500,000	[1,2]	CPI Card Group, Inc.	12,615,000
245,000	[1]	CalAmp Corp.	4,165,000
1,630,000	[1]	Camtek Ltd.	3,064,400
338,700	[1,3]	ChannelAdvisor Corp.	4,142,301
49,000	[1]	CoStar Group, Inc.	8,593,130
123,600	[1]	Cvent, Inc.	3,264,276
104,700	[1]	Demandware, Inc.	4,442,421
145,000	[1,2]	Fleetmatics Group PLC	6,294,450
205,000	[1]	GTT Communications, Inc.	3,052,450
190,000	[1,2]	Globant SA	5,779,800
126,900	[1,2]	GoDaddy, Inc.	3,869,181
285,000	[1]	Infoblox, Inc.	4,599,900
364,900	[1]	Instructure, Inc.	6,323,717
115,000	[1,2]	Jinkosolar Holding Co., Ltd., ADR	2,366,700
300,000	[1]	Marketo, Inc.	5,703,000
172,850	[1,2]	Match Group, Inc.	2,169,268
225,000	[1]	Microsemi Corp.	7,132,500
454,584	[1]	Mimecast Ltd.	3,486,659
180,000	[1]	NIC, Inc.	3,562,200
1,813,333	[1]	Paysafe Group PLC	10,381,383
205,500	[1]	Q2 Holdings, Inc.	4,451,130
322,500	[1]	RADWARE Ltd.	4,308,600
175,000	[1,2]	Rapid7, Inc.	2,292,500
108,600	[1]	RealPage, Inc.	2,094,894
196,960	[1]	RingCentral, Inc.	4,297,667
355,000	[1]	Rubicon Project, Inc./The	4,788,950
103,000	[1,2]	Shopify, Inc.	2,391,660
1,300,000	[1]	Sigma Designs, Inc.	8,619,000
3

Shares or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
150,000		Silicon Motion Technology Corp., ADR	$4,663,500
542,000	[1]	Synacor, Inc.	878,040
328,400	[1]	Synchronoss Technologies, Inc.	10,062,176
130,000		Tessera Technologies, Inc.	3,746,600
348,200	[1,2,3]	Textura Corp.	5,498,078
38,700	[1]	Tyler Technologies, Inc.	6,078,222
50,000	[1,2]	Varonis Systems, Inc.	941,000
427,590	[1]	Xtera Communications, Inc.	1,731,740
		TOTAL	201,552,641
		Materials—2.7%
285,000	[1,2]	BioAmber, Inc.	1,142,850
68,400		Eagle Materials, Inc.	3,662,136
350,000	[1]	Summit Materials, Inc.	5,554,500
181,000	[1]	U.S. Concrete, Inc.	8,231,880
		TOTAL	18,591,366
		Telecommunication Services—1.0%
325,000	[1]	inContact, Inc.	2,811,250
769,800	[1,5,6]	Infrastrutture Wireless Italiane SPA	3,896,785
		TOTAL	6,708,035
		TOTAL COMMON STOCKS (IDENTIFIED COST $592,435,336)	634,235,583
		PREFERRED STOCKS—0.1%
		Health Care—0.1%
179,074	[1,5]	aTyr Pharma, Inc., Pfd., Series E (IDENTIFIED COST $1,939,999)	945,511
		CORPORATE BOND—0.1%
		Health Care—0.1%
$635,000	[5]	Protalix Biotherapeutics, Inc., Conv. Bond, 4.50%, 9/15/2018 (IDENTIFIED COST $635,000)	455,212
		WARRANTS—0.4%
		Consumer Discretionary—0.3%
817,782	[1,2]	Central European Media Enterprises Ltd., Warrants	1,901,916
		Health Care—0.1%
3,300,000	[1]	Alexza Pharmaceuticals, Inc., Warrants	0
1,896,750	[1,3]	Zogenix, Inc., Warrants	610,374
		TOTAL	610,374
		TOTAL WARRANTS (IDENTIFIED COST $1,829,438)	2,512,290
		INVESTMENT COMPANIES—23.7%[3]
121,023,800	[7]	Federated Money Market Management, Institutional Shares, 0.39%[8]	121,023,800
41,438,375		Federated Prime Value Obligations Fund, Institutional Shares, 0.35%[8]	41,438,375
		TOTAL INVESTMENT COMPANIES (AT NET ASSET VALUE)	162,462,175
		TOTAL INVESTMENTS—117.1% (IDENTIFIED COST $759,301,948)[9]	800,610,771
		OTHER ASSETS AND LIABILITIES - NET—(17.1)%[10]	(116,706,141)
		TOTAL NET ASSETS—100%	$683,904,630
4

1	Non-income-producing security.
2	All or a portion of these securities are temporarily on loan to unaffiliated broker/dealers.
As of January 31, 2016, securities subject to this type of arrangement and related collateral were as follows:

Market Value of Securities on Loan	Market Value of Collateral
$119,707,849	$121,023,800
3	Affiliated companies and holdings.
Transactions involving affiliated companies during the period ended January 31, 2016, were as follows
Affiliates	Balance of Shares Held 10/31/2015	Purchases/ Additions	Sales/ Reductions	Balance of Shares Held 1/31/2016	Value	Dividend Income
Adesto Technologies Corp.	994,000	—	—	994,000	5,944,120	$—
arGEN-x	—	183,400	—	183,400	2,210,125	—
BioDelivery Sciences International, Inc.	475,000	—	—	475,000	1,923,750	—
Catalyst Pharmaceutical Partners, Inc.	1,500,000	—	—	1,500,000	2,790,000	-
ChannelAdvisor Corp.	327,300	11,400	—	338,700	4,142,301	—
Corcept Therapeutics, Inc.	1,439,277	—	—	1,439,277	5,253,361	—
**Dyax Corp.	188,400	—	(188,400)	—	—	—
Dynavax Technologies Corp.	1,115,500	—	—	1,115,500	26,872,395	—
Egalet Corp.	475,000	—	—	475,000	3,999,500	—
*ExamWorks Group, Inc.	141,700	—	(81,717)	59,983	1,647,133
Galapagos NV	155,000	—	—	155,000	7,876,657	—
Galapagos NV, ADR	122,066	—	—	122,066	5,971,469	—
Intersect ENT, Inc.	345,008	16,895	—	361,903	6,452,730
Minerva Neurosciences, Inc.	195,420	267,000	—	462,420	2,404,584	—
Minerva Neurosciences, Inc.	267,000	—	—	267,000	1,388,400	—
**Minerva Neurosciences, Inc., Warrants	267,000	—	(267,000)	—	—	—
Ocular Therapeutix, Inc.	324,830	—	—	324,830	1,987,960	—
Otonomy, Inc.	225,000	289,529	—	514,529	7,676,773	—
Premier	170,598	—	(17,048)	153,550	4,904,387	—
Progenics Pharmaceuticals, Inc.	1,958,600	—	—	1,958,600	8,167,362	—
SCYNEXIS, Inc.	463,800	—	—	463,800	2,119,566	—
SteadyMed Ltd.	345,900	—	—	345,900	847,455	—
SteadyMed Ltd.	409,417	—	—	409,417	1,003,071	—
Textura Corp.	348,200	—	—	348,200	5,498,078	—
**Threshold Pharmaceuticals, Inc., Class THL	386,500	—	(386,500)	—	—	—
Townsquare Media LLC	61,000	—	—	61,000	573,400	—
Zogenix, Inc.	282,000	14,345	—	296,345	2,809,350	—
Zogenix, Inc., Warrants	1,896,750	—	—	1,896,750	610,374	—
*Zynerba Pharmaceuticals, Inc.	188,800	—	—	188,800	1,249,856	—
TOTAL OF AFFILIATED COMPANIES	15,069,066	782,569	(940,665)	14,910,970	$116,324,157	$—
*	At January 31, 2016, the Fund no longer has ownership of at least 5% of the voting shares.
**	At January 31, 2016, the security is no longer held in the Fund's portfolio of investments.
5

Transactions involving affiliated holdings during the period ended January 31, 2016, were as follows:
	Federated Money Market Management, Institutional Shares	Federated Prime Value Obligations Fund, Institutional Shares	Total of Affiliated Transactions
Balance of Shares Held 10/31/2015	117,018,245	70,519,373	187,537,618
Purchases/Additions	102,909,101	55,780,093	158,689,194
Sales/Reductions	(98,903,546)	(84,861,091)	(183,764,637)
Balance of Shares Held 1/31/2016	121,023,800	41,438,375	162,462,175
Value	$121,023,800	$41,438,375	$162,462,175
Dividend Income	$77,757	$23,423	$101,180
4	Market quotations and price evaluations are not available. Fair value determined in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees).
5	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At January 31, 2016, these restricted securities amounted to $7,688,979, which represented 1.1% of total net assets.
6	Denotes a restricted security that may be resold without restriction to ”qualified institutional buyers“ as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Trustees. At January 31, 2016, these liquid restricted securities amounted to $3,792,194, which represented 0.6% of total net assets.
Additional information on restricted securities, excluding securities purchased under Rule 144A, that have been deemed liquid by the Trustees, if applicable held at January 31, 2016, is as follows:
Security	Acquisition Date	Cost	Market Value
aTyr Pharma, Inc., Series E	3/31/2015	$1,939,999	$945,511
Minerva Neurosciences, Inc.	3/13/2015	$1,284,270	$1,388,400
Protalix Biotherapeutics, Inc., Conv. Bond, 4.50%, 9/15/2018	9/13/2013	$635,000	$455,212
SteadyMed Ltd., Pfd.	1/26/2015	$3,475,000	$1,003,071
7	All or a portion of this security is held as collateral for securities lending.
8	7-day net yield.
9	At January 31, 2016, the cost of investments for federal tax purposes was $759,301,948. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities was $41,308,823. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $125,143,498 and net unrealized depreciation from investments for those securities having an excess of cost over value of $83,834,675.
10	Assets, other than investments in securities, less liabilities. A significant portion of this balance represents loans to unaffiliated qualified brokers for securities lending. The Fund receives cash from the broker as collateral for the securities and reinvests the collateral in certain short-term securities such as repurchase agreements or money market mutual funds.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
6

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
7

The following is a summary of the inputs used, as of January 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$521,102,221	$—	$138,750	$521,240,971
International	64,904,771	48,089,841	—	112,994,612
Preferred Stocks
Domestic	945,511[1]	—	—	945,511
Debt Securities:
Corporate Bonds	—	455,212	—	455,212
Warrants	—	2,512,290	—	2,512,290
Investment Companies	162,462,175	—	—	162,462,175
TOTAL SECURITIES	$749,414,678	$51,057,343	$138,750	$800,610,771
1	Includes $2,161,200 of a security transferred from Level 3 to Level 1 because observable market data was obtained for the security. Transfer shown represents the value of the security at the beginning of the period.
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
8
Federated MDT Mid Cap Growth Strategies Fund
Portfolio of Investments
January 31, 2016 (unaudited)
Shares			Value
		COMMON STOCKS—98.1%
		Aerospace/Defense—1.3%
78,932	[1]	Spirit Aerosystems Holdings, Inc., Class A	$3,346,717
		Airline - National—2.0%
74,942	[1]	Jet Blue Airways Corp.	1,597,014
70,326	[1]	United Continental Holdings, Inc.	3,395,339
		TOTAL	4,992,353
		Airline - Regional—2.6%
28,945		Alaska Air Group, Inc.	2,037,728
7,357		Delta Air Lines, Inc.	325,842
115,204		Southwest Airlines Co.	4,333,974
		TOTAL	6,697,544
		Apparel—1.5%
51,599		PVH Corp.	3,786,335
		Auto Manufacturing—1.3%
135,216		Allison Transmission Holdings, Inc.	3,216,789
		Auto Original Equipment Manufacturers—4.1%
60,173		Lear Corp.	6,247,763
15,686	[1]	O'Reilly Automotive, Inc.	4,092,477
		TOTAL	10,340,240
		Auto Rentals—0.5%
23,971	[1]	United Rentals, Inc.	1,148,451
		Baking—0.2%
20,594		Flowers Foods, Inc.	423,001
		Biotechnology—0.4%
14,859	[1]	Charles River Laboratories International, Inc.	1,102,984
		Broadcasting—0.3%
30,033	[1]	Discovery Communications, Inc.	828,610
		Cable TV—2.6%
369,067	[1]	MSG Networks, Inc.	6,454,982
		Clothing Stores—5.2%
156,611	[1]	Fossil, Inc.	5,105,519
247,098		Gap (The), Inc.	6,108,262
44,650	[1]	Michael Kors Holdings Ltd.	1,781,535
11,908	[1]	Urban Outfitters, Inc.	272,455
		TOTAL	13,267,771
		Commodity Chemicals—0.1%
4,819		Westlake Chemical Corp.	219,168
		Communications Equipment—1.5%
26,095	[1]	Palo Alto Networks, Inc.	3,900,942
		Computer Peripherals—1.4%
70,903	[1]	3D Systems Corp.	567,933
140,500		NetApp, Inc.	3,081,165
		TOTAL	3,649,098
		Computer Services—2.1%
89,880		Global Payments, Inc.	5,298,426
		Construction Machinery—1.1%
32,026		Joy Global, Inc.	319,299
1

Shares			Value
		COMMON STOCKS—continued
		Construction Machinery—continued
111,363		Trinity Industries, Inc.	$2,385,396
		TOTAL	2,704,695
		Cosmetics & Toiletries—0.9%
108,500		Avon Products, Inc.	367,815
10,708	[1]	Ulta Salon Cosmetics & Fragrance, Inc.	1,939,968
		TOTAL	2,307,783
		Department Stores—4.4%
43,404		Dillards, Inc., Class A	3,056,076
33,400		Kohl's Corp.	1,661,650
159,684		Macy's, Inc.	6,452,830
		TOTAL	11,170,556
		Distillers—1.4%
23,604		Constellation Brands, Inc., Class A	3,599,138
		Diversified Consumer Services—0.8%
49,518	[1]	ServiceMaster Global Holdings, Inc.	2,090,155
		Ethical Drugs—2.5%
50,584	[1]	United Therapeutics Corp.	6,230,937
		Financial Services—4.7%
112,300	[1]	Ally Financial, Inc.	1,779,955
70,098		Ameriprise Financial, Inc.	6,354,384
85,143		Total System Services, Inc.	3,419,343
10,757	[1]	Verifone Systems, Inc.	251,606
		TOTAL	11,805,288
		Furniture—0.6%
24,365	[1]	Tempur Sealy International, Inc.	1,470,184
		Grocery Chain—2.5%
160,883		Kroger Co.	6,243,869
		Health Care Technology—0.5%
5,469	[1]	Athenahealth, Inc.	775,504
23,882	[1]	VWR Corp.	584,154
		TOTAL	1,359,658
		Home Building—1.7%
106,407		D. R. Horton, Inc.	2,927,257
771	[1]	NVR, Inc.	1,272,921
		TOTAL	4,200,178
		Home Products—2.3%
124,736		Tupperware Brands Corp.	5,791,492
		Hospitals—2.4%
43,750	[1]	HCA, Inc.	3,044,125
58,009	[1]	VCA, Inc.	2,974,121
		TOTAL	6,018,246
		Hotels—2.5%
98,381		Wyndham Worldwide Corp.	6,384,927
		Internet Services—1.0%
40,681		IAC Interactive Corp.	2,112,971
23,577	[1]	Rackspace Hosting, Inc.	476,491
		TOTAL	2,589,462
		IT Services—5.7%
121,975	[1]	Teradata Corp.	2,968,871
101,796	[1]	Vantiv, Inc.	4,789,502
2

Shares			Value
		COMMON STOCKS—continued
		IT Services—continued
371,127		Western Union Co.	$6,620,906
		TOTAL	14,379,279
		Medical Supplies—3.0%
35,739		AmerisourceBergen Corp.	3,200,785
33,300		Cardinal Health, Inc.	2,709,621
51,777	[1]	Hologic, Inc.	1,757,311
		TOTAL	7,667,717
		Medical Technology—0.3%
1,352	[1]	Intuitive Surgical, Inc.	731,229
		Metal Fabrication—0.2%
16,400		Timken Co.	435,420
		Miscellaneous Food Products—0.6%
16,173		Ingredion, Inc.	1,628,945
		Multi-Industry Capital Goods—1.5%
12,131		Acuity Brands, Inc.	2,455,678
49,084	[1]	HD Supply, Inc.	1,289,437
		TOTAL	3,745,115
		Office Equipment—1.3%
170,451		Pitney Bowes, Inc.	3,337,431
		Office Supplies—0.2%
8,282		Avery Dennison Corp.	504,291
		Oil Refiner—1.1%
32,072		Tesoro Petroleum Corp.	2,798,282
		Other Communications Equipment—0.9%
34,651		Skyworks Solutions, Inc.	2,388,147
		Paper Products—1.1%
84,853		International Paper Co.	2,902,821
		Personal Loans—0.5%
7,199	[1]	Credit Acceptance Corp.	1,288,333
		Pharmaceuticals—0.7%
28,679	[1]	Mallinckrodt PLC	1,665,963
		Plastic Containers—1.4%
90,122		Sealed Air Corp.	3,652,645
		Printed Circuit Boards—0.4%
51,700		Jabil Circuit, Inc.	1,029,347
		Printing—0.7%
120,996		Donnelley (R.R.) & Sons Co.	1,690,314
		Regional Banks—0.1%
2,611	[1]	SVB Financial Group	264,546
		Rubber—2.2%
195,076		Goodyear Tire & Rubber Co.	5,542,109
		Savings & Loan—0.3%
137,122	[1]	Ocwen Financial Corp.	741,830
		Semiconductor Manufacturing Equipment—0.6%
21,201		Lam Research Corp.	1,522,020
		Services to Medical Professionals—1.5%
56,488		Quest Diagnostics, Inc.	3,709,567
		Shipbuilding—1.3%
25,783		Huntington Ingalls Industries, Inc.	3,297,130
3

Shares			Value
		COMMON STOCKS—continued
		Shoes—0.3%
29,414	[1]	Skechers USA, Inc., Class A	$829,181
		Soft Drinks—1.1%
30,691		Dr. Pepper Snapple Group, Inc.	2,880,043
		Software Packaged/Custom—9.2%
156,995		CDW Corp.	6,036,458
64,904	[1]	Citrix Systems, Inc.	4,573,136
86,146	[1]	Electronic Arts, Inc.	5,560,293
2,745	[1]	F5 Networks, Inc.	257,426
22,211	[1]	ServiceNow, Inc.	1,381,746
57,551		Symantec Corp.	1,141,812
24,989	[1]	Ultimate Software Group, Inc.	4,388,818
		TOTAL	23,339,689
		Specialty Chemicals—0.3%
86,082		Huntsman Corp.	742,888
		Specialty Retailing—4.1%
17,200		Abercrombie & Fitch Co., Class A	451,328
146,670	[1]	Bed Bath & Beyond, Inc.	6,331,744
74,565		GNC Holdings, Inc.	2,088,566
32,831		Nordstrom, Inc.	1,612,002
		TOTAL	10,483,640
		Telecommunication Equipment & Services—0.1%
10,800	[1]	NeuStar, Inc., Class A	265,464
		Undesignated Consumer Cyclicals—0.7%
81,400	[1]	Apollo Group, Inc., Class A	646,316
32,705	[1]	Avis Budget Group, Inc.	859,160
29,000		Weight Watchers International, Inc.	368,010
		TOTAL	1,873,486
		Uniforms—0.3%
9,306		Cintas Corp.	799,571
		TOTAL COMMON STOCKS (IDENTIFIED COST $273,232,588)	248,776,422
		INVESTMENT COMPANY—2.0%
5,178,845	[2]	Federated Prime Value Obligations Fund, Institutional Shares, 0.35%[3] (AT NET ASSET VALUE)	5,178,845
		TOTAL INVESTMENTS—100.1% (IDENTIFIED COST $278,411,433)[4]	253,955,267
		OTHER ASSETS AND LIABILITIES - NET—(0.1)%[5]	(308,838)
		TOTAL NET ASSETS—100%	$253,646,429
1	Non-income-producing security.
2	Affiliated holding.
3	7-day net yield.
4	At January 31, 2016, the cost of investments for federal tax purposes was $278,411,433. The net unrealized depreciation of investments for federal tax purposes was $24,456,166. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $17,989,795 and net unrealized depreciation from investments for those securities having an excess of cost over value of $42,445,961.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
4

■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated MDTA LLC (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
5

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
As of January 31, 2016, all investments of the Fund utilized Level 1 inputs in valuing the Fund's assets carried at fair value.
6
Federated Absolute Return Fund
Portfolio of Investments
January 31, 2016 (unaudited)
Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—53.6%
		Aerospace & Defense—1.4%
10,000		Boeing Co.	$1,201,300
16,000		General Dynamics Corp.	2,140,320
10,000		Orbital ATK, Inc.	902,300
		TOTAL	4,243,920
		Airlines—1.4%
30,000		Delta Air Lines, Inc.	1,328,700
40,000		Southwest Airlines Co.	1,504,800
30,000	[1]	United Continental Holdings Inc.	1,448,400
		TOTAL	4,281,900
		Auto Components—0.5%
20,000		BorgWarner, Inc.	587,200
30,000		Bridgestone Corp.	1,090,620
		TOTAL	1,677,820
		Automobiles—0.6%
150,000		Ford Motor Co.	1,791,000
		Banks—0.8%
30,000		Citigroup, Inc.	1,277,400
20,000		JPMorgan Chase & Co.	1,190,000
		TOTAL	2,467,400
		Beverages—2.2%
16,000		Diageo PLC	1,722,720
28,000		PepsiCo, Inc.	2,780,400
50,000		The Coca-Cola Co.	2,146,000
		TOTAL	6,649,120
		Biotechnology—4.6%
30,000		AbbVie, Inc.	1,647,000
20,000	[1]	Acorda Therapeutics, Inc.	736,400
50,000	[1]	Aimmune Therapeutics, Inc.	684,000
12,000		Amgen, Inc.	1,832,760
6,000	[1]	Biogen, Inc.	1,638,360
8,000	[1]	Bluebird Bio, Inc.	330,880
100,000	[1]	Catabasis Pharmaceuticals, Inc.	662,000
20,000	[1]	Celgene Corp.	2,006,400
40,000	[1]	Chiasma, Inc.	412,000
26,000		Gilead Sciences, Inc.	2,158,000
30,000	[1]	Inotek Pharmaceuticals Corp.	234,900
100,000	[1]	Merrimack Pharmaceuticals, Inc.	617,000
400,000	[1]	Sunesis Pharmaceuticals, Inc.	312,000
50,000	[1]	Versartis, Inc.	557,000
5,000	[1]	Vertex Pharmaceuticals, Inc.	453,750
		TOTAL	14,282,450
		Capital Markets—0.3%
30,000		Charles Schwab Corp.	765,900
1

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Capital Markets—continued
5,000		Virtual Financial, Inc., Class A	$113,500
		TOTAL	879,400
		Chemicals—0.8%
10,000		PPG Industries, Inc.	951,200
15,000		RPM International, Inc.	588,750
4,000		Sherwin-Williams Co.	1,022,680
		TOTAL	2,562,630
		Communications Equipment—1.7%
100,000		Cisco Systems, Inc.	2,379,000
60,000		Qualcomm, Inc.	2,720,400
		TOTAL	5,099,400
		Construction & Engineering—0.3%
1,000,000		China Railway Construction Corp., Class H	1,004,239
		Consumer Finance—0.5%
50,000	[1]	Synchrony Financial	1,421,000
		Diversified Financial Services—0.6%
15,000	[1]	Berkshire Hathaway, Inc., Class B	1,946,550
		Diversified Telecommunication Services—2.1%
100,000		AT&T, Inc.	3,606,000
60,000		Verizon Communications, Inc.	2,998,200
		TOTAL	6,604,200
		Electric Utilities—1.0%
25,000		Duke Energy Corp.	1,882,500
10,000		NextEra Energy, Inc.	1,117,100
		TOTAL	2,999,600
		Electrical Equipment—0.3%
20,000		Eaton Corp. PLC	1,010,200
		Electronic Equipment Instruments & Components—0.5%
40,000		FLIR Systems, Inc.	1,169,600
10,000	[1]	Universal Display Corp.	491,000
		TOTAL	1,660,600
		Energy Equipment & Services—0.5%
20,000		Baker Hughes, Inc.	870,200
100,000	[1]	Independence Contract Drilling, Inc.	405,000
20,000		Transocean Partners LLC	160,800
		TOTAL	1,436,000
		Food & Staples Retailing—1.3%
20,000		CVS Health Corp.	1,931,800
30,000		Wal-Mart Stores, Inc.	1,990,800
		TOTAL	3,922,600
		Food Products—0.1%
30,000	[1]	Amplify Snack Brands, Inc.	324,000
		Health Care Equipment & Supplies—0.7%
24,000		Medtronic PLC	1,822,080
30,000	[1]	Novocure Ltd.	374,400
		TOTAL	2,196,480
		Health Care Providers & Services—2.3%
15,000		Cardinal Health, Inc.	1,220,550
2

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Health Care Providers & Services—continued
10,000	[1]	Centene Corp.	$620,600
10,000		CIGNA Corp.	1,336,000
10,000		McKesson Corp.	1,609,800
12,000		UnitedHealth Group, Inc.	1,381,920
12,000	[1]	Wellcare Health Plans, Inc.	911,760
		TOTAL	7,080,630
		Hotels Restaurants & Leisure—0.3%
20,000	[1]	FOGO De Chao, Inc.	284,800
35,000	[1]	Planet Fitness, Inc.	500,150
		TOTAL	784,950
		Household Durables—1.2%
30,573		CalAtlantic Group, Inc.	993,317
10,000		Harman International Industries, Inc.	743,900
20,000	[1]	Jarden Corp.	1,061,000
60,000		Pulte Group, Inc.	1,005,600
		TOTAL	3,803,817
		Independent Power and Renewable Electricity Products—0.1%
20,000		8Point3 Energy Partners LP	329,000
		Insurance—0.9%
25,000		American International Group, Inc.	1,412,000
20,000		MetLife, Inc.	893,000
80,000	[1]	Patriot National, Inc.	530,400
		TOTAL	2,835,400
		Internet & Catalog Retail—1.2%
2,600	[1]	Amazon.com, Inc.	1,526,200
8,000		Expedia, Inc.	808,320
1,400	[1]	Priceline.com, Inc.	1,490,958
		TOTAL	3,825,478
		Internet Software & Services—2.3%
3,000	[1]	Alphabet, Inc., Class A	2,284,050
3,000	[1]	Alphabet, Inc., Class C	2,228,847
20,000	[1]	Facebook, Inc., Class A	2,244,200
30,000	[1]	Twitter, Inc.	504,000
		TOTAL	7,261,097
		IT Services—1.5%
15,000	[1]	Black Knight Financial Services, Inc., Class A	452,550
30,000	[1]	Cognizant Technology Solutions Corp.	1,899,300
30,000		CSRA, Inc.	803,400
25,000	[1]	MOL Global, Inc., ADR	17,125
40,000	[1]	PayPal, Inc.	1,445,600
		TOTAL	4,617,975
		Leisure Products—0.3%
60,000	[1]	Malibu Boats, Inc., Class A	784,200
		Machinery—0.4%
1,400,000		CRRC Corp. Ltd.	1,313,667
		Media—0.6%
35,000		Comcast Corp., Class A	1,949,850
3

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Metals & Mining—0.6%
21,575	[1]	Barisan Gold Corp.	$270
20,000		Royal Gold, Inc.	595,800
100,000		Silver Wheaton Corp.	1,176,000
		TOTAL	1,772,070
		Multi-Utilities—0.5%
22,000		Dominion Resources, Inc.	1,587,740
		Multiline Retail—0.2%
30,000	[1]	Ollie's Bargain Outlet Holding, Inc.	670,500
		Oil Gas & Consumable Fuels—0.4%
10,000		Pioneer Natural Resources, Inc.	1,239,500
		Personal Products—0.6%
40,000		Unilever N.V.	1,776,400
		Pharmaceuticals—5.8%
7,000	[1]	Allergan PLC	1,991,010
40,000		AstraZeneca PLC, ADR	1,288,800
22,000		Bristol-Myers Squibb Co.	1,367,520
60,000	[1]	Foamix Pharmaceuticals Ltd.	388,800
10,000	[1]	Jazz Pharmaceuticals PLC	1,287,400
200,000	[1]	KemPharm, Inc.	3,018,000
40,000	[1]	Mylan NV	2,107,600
80,000		Pfizer, Inc.	2,439,200
20,000	[1]	Revance Therapeutics, Inc.	414,600
10,000		Shire Ltd., ADR	1,683,000
30,000		Teva Pharmaceutical Industries Ltd., ADR	1,844,400
		TOTAL	17,830,330
		Real Estate Investment Trusts (REITs)—0.8%
15,000		InfraREIT, Inc.	289,950
40,000		National Storage Affiliates Trust	695,600
25,000		ProLogis, Inc.	986,750
20,000		STORE Capital Corp.	495,800
		TOTAL	2,468,100
		Semiconductors & Semiconductor Equipment—2.5%
80,000		Applied Materials, Inc.	1,412,000
50,000		Intel Corp.	1,551,000
30,000		Lam Research Corp.	2,153,700
20,000	[1]	Solaredge Technologies, Inc.	565,400
50,000		Teradyne, Inc.	971,500
20,000		Xilinx, Inc.	1,005,400
		TOTAL	7,659,000
		Software—4.6%
20,000	[1]	Check Point Software Technologies Ltd.	1,576,200
20,000	[1]	Cyber-Ark Software Ltd.	871,600
15,000		Fair Isaac & Co., Inc.	1,433,550
20,000	[1]	Fortinet Inc.	562,800
60,000		Microsoft Corporation	3,305,400
60,000		Oracle Corp.	2,178,600
20,000	[1]	Red Hat, Inc.	1,401,000
50,000	[1]	Rubicon Project, Inc./The	674,500
4

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		COMMON STOCKS—continued
		Software—continued
20,000	[1]	Solarwinds, Inc.	$1,199,000
20,000	[1]	VMware, Inc., Class A	915,000
		TOTAL	14,117,650
		Specialty Retail—1.3%
15,000		Home Depot, Inc.	1,886,400
30,000		TJX Cos., Inc.	2,137,200
		TOTAL	4,023,600
		Technology Hardware Storage & Peripherals—1.6%
35,000		Apple, Inc.	3,406,900
30,000		EMC Corp.	743,100
40,000		Hewlett Packard Enterprise Co.	550,400
40,000		Hewlett-Packard Co.	388,400
		TOTAL	5,088,800
		Thrifts & Mortgage Finance—0.2%
30,000	[1]	Essent Group Ltd.	539,100
		Tobacco—1.2%
20,000		Philip Morris International, Inc.	1,800,200
40,000		Reynolds American, Inc.	1,998,000
		TOTAL	3,798,200
		Trading Companies & Distributors—0.0%
6,000	[1]	Now, Inc.	81,360
		TOTAL COMMON STOCKS (IDENTIFIED COST $163,214,719)	165,698,923
		TRADE FINANCE NOTES—0.0%
		Oil, Natural Gas & Mining—0.0%
$217,080	[1,2]	PT BUMI Uninsured, 11.4306%, 8/26/2016 (IDENTIFIED COST $175,321)	43,416
		U.S. TREASURY—9.7%[3]
18,000,000	[4]	United States Treasury Bill, 0.132%, 02/11/2016	17,998,936
12,000,000	[4]	United States Treasury Bill, 0.234%, 04/14/2016	11,993,182
		TOTAL U.S. TREASURY (IDENTIFIED COST $29,993,627)	29,992,118
		PURCHASED PUT OPTIONS—3.7%
		Diversified Financial Services—0.1%
1,000		iShares iBoxx $ High Yield Core, Strike Price $80, Expiration Date 2/19/2016	158,000
		Index—3.5%
1,200		Consumer Staples Select Sector, Strike Price $52, Expiration Date 6/17/2016	354,600
1,000		iShares China Large-Cap ETF, Strike Price $36, Expiration Date 5/20/2016	525,000
1,000		Powershares QQQ Trust Series 1, Strike Price $100, Expiration Date 1/20/2017	786,000
1,000		SPDR S&P 500 ETF Trust, Strike Price $140, Expiration Date 1/20/2017	321,000
3,000		SPDR S&P 500 ETF Trust, Strike Price $160, Expiration Date 6/17/2016	660,000
1,000		SPDR S&P 500 ETF Trust, Strike Price $180, Expiration Date 1/20/2017	1,085,500
1,900		SPDR S&P 500 ETF Trust, Strike Price $185, Expiration Date 2/19/2016	203,300
1,300		SPDR S&P 500 ETF Trust, Strike Price $190, Expiration Date 2/19/2016	278,850
1,000		SPDR S&P 500 ETF Trust, Strike Price $200, Expiration Date 1/20/2017	1,894,000
800		SPDR S&P 500 ETF Trust, Strike Price $200, Expiration Date 3/18/2016	740,400
1,000		SPDR S&P 500 ETF Trust, Strike Price $200, Expiration Date 6/17/2016	1,297,000
1,500		SPDR S&P 500 ETF Trust, Strike Price $210, Expiration Date 3/18/2016	2,653,500
		TOTAL	10,799,150
5

Shares, Principal Amount or Contracts			Value in U.S. Dollars
		PURCHASED PUT OPTIONS—continued
		Oil Gas & Consumable Fuels—0.1%
800		Exxon Mobil Corp., Strike Price $80, Expiration Date 2/19/2016	$304,000
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $9,129,126)	11,261,150
		PURCHASED CALL OPTIONS—0.2%
		Metals & Mining—0.2%
2,000		Market Vectors Gold Miners ETF, Strike Price $14, Expiration Date 3/18/2016	196,000
600		Market Vectors Gold Miners ETF, Strike Price $16, Expiration Date 1/20/2017	104,400
1,000		Market Vectors Gold Miners ETF, Strike Price $18, Expiration Date 1/20/2017	118,000
800		Market Vectors Gold Miners ETF, Strike Price $20, Expiration Date 1/20/2017	66,000
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $637,810)	484,400
		INVESTMENT COMPANY—28.6%
88,542,664	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.35%[6] (AT NET ASSET VALUE)	88,542,664
		TOTAL INVESTMENTS—95.8% (IDENTIFIED COST $291,693,267)[7]	296,022,671
		OTHER ASSETS AND LIABILITIES - NET—4.2%[8]	13,112,546
		TOTAL NET ASSETS—100%	$309,135,217
SECURITIES SOLD SHORT
Shares		Value in U.S. Dollars
10,000	Ashland, Inc.	$947,600
33,100	iShares JP Morgan USD Emerging Markets Bond Fund	3,502,642
60,000	iShares MSCI Australia Index Fund	1,058,400
150,000	iShares MSCI EAFE ETF	8,322,000
120,000	iShares MSCI Emerging Markets ETF	3,669,600
600,000	iShares MSCI Japan ETF	6,900,000
40,000	MGM Resorts International	803,200
80,000	SPDR S&P MidCap 400 ETF Trust	19,197,600
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $47,847,187)	$44,401,042
At January 31, 2016, the Fund had the following open futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation
[1]Russell 2000 Index Futures, Short Futures	100	$10,314,000	March 2016	$1,089,045
1S&P 500 Index, Short Futures	40	$19,301,000	March 2016	$1,098,620
NET UNREALIZED APPRECIATION ON FUTURES CONTRACTS				$2,187,665
The average notional value of short futures contracts held by the Fund throughout the period was $39,553,575. This is based on amounts held as of each month-end throughout the three-month fiscal period.
6

At January 31, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Foreign Currency Units to Receive/Deliver	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
2/2/2016	Goldman Sachs	2,000,000 AUD	179,744,000 JPY	$(69,192)
2/2/2016	Citibank	1,040,000 EUR	10,081,926 NOK	$(34,672)
2/2/2016	Goldman Sachs	260,000 EUR	2,519,813 NOK	$(8,591)
2/2/2016	Bank of America	1,300,000 EUR	$1,423,409	$(15,126)
2/2/2016	State Street	1,700,000 GBP	$2,555,372	$(133,029)
2/8/2016	JPMorgan	3,900,000 GBP	$5,613,843	$(56,661)
2/8/2016	JPMorgan	471,000,000 JPY	$3,840,414	$50,594
Contracts Sold:
2/1/2016	BNY Mellon	1,138,381,279 KRW	$940,477	$(9,045)
2/2/2016	Goldman Sachs	2,000,000 AUD	179,758,000 JPY	$69,307
2/2/2016	Goldman Sachs	1,300,000 EUR	12,452,830 NOK	$26,111
2/2/2016	Bank of America	1,300,000 EUR	$1,421,225	$12,942
2/2/2016	State Street	850,000 GBP	$1,281,167	$69,995
2/2/2016	State Street	850,000 GBP	$1,283,292	$72,120
2/8/2016	JPMorgan	5,775,000 EUR	$6,283,539	$26,374
2/8/2016	JPMorgan	7,800,000 GBP	$11,989,665	$875,303
2/8/2016	JPMorgan	3,900,000 GBP	$5,643,959	$86,778
2/8/2016	JPMorgan	471,000,000 JPY	$3,880,713	$(10,294)
4/20/2016	Bank of America	12,000,000 BRL	$2,880,115	$(46,932)
4/22/2016	JPMorgan	109,920,000 MXN	$5,960,322	$(65,328)
4/22/2016	JPMorgan	9,500,000 TRY	$3,038,463	$(102,322)
4/22/2016	JPMorgan	51,384,000 ZAR	$2,997,938	$(185,485)
4/22/2016	JPMorgan	50,863,200 ZAR	$3,000,000	$(151,158)
NET UNREALIZED APPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$401,689
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $437,980 and $966,123, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased options held by the Fund throughout the period was $7,888,450. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Appreciation on value of Securities Sold Short, Futures Contracts and Foreign Exchange Contracts are included in “Other Assets and Liabilities—Net.”
1	Non-income-producing security.
2	Issuer in default.
3	Discount rate at time of purchase.
4	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
5	Affiliated holding.
6	7-day net yield.
7	At January 31, 2016, the cost of investments for federal tax purposes was $291,637,340. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; (b) ) outstanding foreign currency commitments; (c) securities sold short; and (d) futures contracts was $4,385,331. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $19,867,943 and net unrealized depreciation from investments for those securities having an excess of cost over value of $15,482,612.
8	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
7

■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium) unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including, but not limited to, industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
8

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of January 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$144,724,802	$—	$—	$144,724,802
International	17,565,595	3,408,526	—	20,974,121
Debt Securities:
Trade Finance Notes	—	—	43,416	43,416
U.S. Treasury	—	29,992,118	—	29,992,118
Purchased Put Options	11,261,150	—	—	11,261,150
Purchased Call Options	484,400	—	—	484,400
Investment Company	88,542,664	—	—	88,542,664
TOTAL SECURITIES	$262,578,611	$33,400,644	43,416	296,022,671
Other Financial Instruments:[1]
Assets	$2,187,665	$1,289,524	$—	$3,477,189
Liabilities	(44,410,087)	(878,790)	—	(45,288,877)
OTHER FINANCIAL INSTRUMENTS	$(42,222,422)	$410,734	$—	$(41,811,688)
1	Other financial instruments include securities sold short, futures contracts and foreign exchange contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
AUD	—Australian Dollar
BRL	—Brazilian Real
ETF	—Exchange-Traded Fund
EUR	—Euro
GBP	—Great Britain Pound
JPY	—Japanese Yen
KRW	—South Korean Won
MXN	—Mexican Peso
NOK	—Norwegian Krone
REITs	—Real Estate Investment Trusts
SPDR	—Standard & Poor's Depositary Receipts
TRY	—Turkish Lira
ZAR	—South African Rand
9
Federated Strategic Value Dividend Fund
Portfolio of Investments
January 31, 2016 (unaudited)
Shares		Value
	COMMON STOCKS—97.6%
	Consumer Discretionary—4.8%
3,894,555	McDonald's Corp.	$482,068,018
	Consumer Staples—35.0%
8,218,841	Altria Group, Inc.	502,253,374
3,440,385	General Mills, Inc.	194,416,156
1,758,425	Kellogg Co.	129,138,732
2,152,600	Kimberly-Clark Corp.	276,436,892
6,044,440	Kraft Heinz Co./The	471,828,986
955,700	PepsiCo, Inc.	94,901,010
5,318,478	Philip Morris International, Inc.	478,716,205
5,582,105	Procter & Gamble Co.	456,002,158
9,872,454	Reynolds American, Inc.	493,129,077
3,337,050	The Coca-Cola Co.	143,226,186
6,548,567	Unilever PLC	288,214,032
	TOTAL	3,528,262,808
	Energy—8.0%
49,319,000	BP PLC	267,223,057
3,305,749	Chevron Corp.	285,848,116
3,200,000	Exxon Mobil Corp.	249,120,000
	TOTAL	802,191,173
	Financials—4.4%
2,055,000	Digital Realty Trust, Inc.	164,564,400
2,225,500	National Retail Properties, Inc.	95,562,970
3,308,725	Ventas, Inc.	183,038,667
	TOTAL	443,166,037
	Health Care—11.9%
3,340,000	AbbVie, Inc.	183,366,000
20,936,773	GlaxoSmithKline PLC	431,309,415
1,675,985	Johnson & Johnson	175,039,873
5,666,010	Merck & Co., Inc.	287,096,727
1,389,812	Sanofi	116,700,591
	TOTAL	1,193,512,606
	Telecommunication Services—14.9%
12,710,180	AT&T, Inc.	458,329,091
5,442,910	BCE, Inc.	219,247,206
9,348,241	Verizon Communications, Inc.	467,131,603
111,499,989	Vodafone Group PLC	356,675,437
	TOTAL	1,501,383,337
	Utilities—18.6%
2,088,015	American Electric Power Co., Inc.	127,306,275
2,150,000	Consolidated Edison Co.	149,188,500
1,732,295	Dominion Resources, Inc.	125,019,730
4,693,859	Duke Energy Corp.	353,447,583
32,912,919	National Grid PLC	463,888,347
8,036,905	PPL Corp.	281,773,889
1

Shares			Value
		COMMON STOCKS—continued
		Utilities—continued
7,708,068		Southern Co.	$377,078,687
		TOTAL	1,877,703,011
		TOTAL COMMON STOCKS (IDENTIFIED COST $8,162,977,567)	9,828,286,990
		INVESTMENT COMPANY—2.2%
223,665,976	[1]	Federated Prime Value Obligations Fund, Institutional Shares, 0.35%[2] (AT NET ASSET VALUE)	223,665,976
		TOTAL INVESTMENTS—99.8% (IDENTIFIED COST $8,386,643,543)[3]	10,051,952,966
		OTHER ASSETS AND LIABILITIES - NET—0.2%[4]	18,527,543
		TOTAL NET ASSETS—100%	$10,070,480,509
At January 31, 2016, the Fund had the following outstanding foreign exchange contracts:
Settlement Date	Counterparty	Currency Units to Deliver/Receive	In Exchange For	Unrealized Appreciation (Depreciation)
Contracts Purchased:
2/1/2016	Goldman Sachs	21,194,291 GBP	$30,277,211	$(77,481)
2/2/2016	Citibank N.A.	2,215,307 GBP	$3,141,991	$14,597
NET UNREALIZED DEPRECIATION ON FOREIGN EXCHANGE CONTRACTS				$(62,884)
The average value at settlement date payable and receivable of foreign exchange contracts purchased and sold by the Fund throughout the period was $21,853 and $3,649, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
Net Unrealized Depreciation on Foreign Exchange Contracts is included in “Other Assets and Liabilities—Net.”
1	Affiliated holding.
2	7-day net yield.
3	At January 31, 2016, the cost of investments for federal tax purposes was $8,386,643,543. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities and outstanding foreign currency commitments was $1,665,309,423. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $1,973,226,648 and net unrealized depreciation from investments for those securities having an excess of cost over value of $307,917,225.
4	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
2

If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
3

The following is a summary of the inputs used, as of January 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stock
Domestic	$7,685,028,905	$—	$—	$7,685,028,905
International	219,247,206	1,924,010,879	—	2,143,258,085
Investment Company	223,665,976	—	—	223,665,976
TOTAL SECURITIES	$8,127,942,087	$1,924,010,879	$—	$10,051,952,966
OTHER FINANCIAL INSTRUMENTS*
Assets	$14,597	$—	$—	$14,597
Liabilities	(77,481)	—	—	(77,481)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(62,884)	$—	$—	(62,884)
*	Other financial instruments include foreign exchange contracts.
The following acronym is used throughout this portfolio:
GBP	—British Pound
4
Federated Managed Risk Fund
Portfolio of Investments
January 31, 2016 (unaudited)
Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—28.6%
		Consumer Discretionary—2.3%
270	[1]	Ascena Retail Group, Inc.	$1,993
328	[1]	Belmond Ltd.	2,775
88		Best Buy Co., Inc.	2,458
166		Big Lots, Inc.	6,438
46		Comcast Corp., Class A	2,563
130		Darden Restaurants, Inc.	8,198
100	[1]	Deckers Outdoor Corp.	4,946
141	[1]	Diamond Resorts International, Inc.	2,597
166	[1]	Eros International PLC	1,459
82		Home Depot, Inc.	10,312
56		Kohl's Corp.	2,786
191		La-Z-Boy, Inc.	4,095
143		Lowe's Cos., Inc.	10,247
246		M.D.C. Holdings, Inc.	5,353
21		McDonald's Corp.	2,599
120		Mens Wearhouse, Inc.	1,645
189		Sinclair Broadcast Group, Inc.	6,237
130	[1]	Starz Series A	3,696
120		TJX Cos., Inc.	8,549
378	[1]	TRI Pointe Group, Inc.	3,984
44		Target Corp.	3,186
89	[1]	Tenneco, Inc.	3,401
81		Walt Disney Co.	7,761
		TOTAL	107,278
		Consumer Staples—2.3%
266		Altria Group, Inc.	16,255
96		Campbell Soup Co.	5,415
71		ConAgra Foods, Inc.	2,956
28		Dr. Pepper Snapple Group, Inc.	2,628
124		Energizer Holdings, Inc.	3,973
92		General Mills, Inc.	5,199
40		Kimberly-Clark Corp.	5,137
755		Koninklijke Ahold NV- ADR	17,071
153		PepsiCo, Inc.	15,193
167		Philip Morris International, Inc.	15,032
559	[1]	SUPERVALU, Inc.	2,543
54		Spectrum Brands Holdings, Inc.	5,132
74	[1]	TreeHouse Foods, Inc.	5,873
369		Vector Group Ltd.	8,605
		TOTAL	111,012
		Energy—1.9%
477		Baker Hughes, Inc.	20,754
331		Marathon Petroleum Corp.	13,833
1,366	[1]	McDermott International, Inc.	3,770

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Energy—continued
231	[1]	Newfield Exploration Co.	$6,715
123	[1]	PDC Energy, Inc.	6,995
230		Technip SA	2,714
160		Teekay Corp.	1,096
180		Tesoro Petroleum Corp.	15,705
269		Valero Energy Corp.	18,257
		TOTAL	89,839
		Financials—8.6%
192		American Equity Investment Life Holding Co.	3,492
82		American Financial Group, Inc., Ohio	5,820
492		American International Group, Inc.	27,788
223		Argo Group International Holdings Ltd.	12,673
152		Assurant, Inc.	12,359
1,405		Bank of America Corp.	19,867
700		CNO Financial Group, Inc.	12,180
25	[1]	Chubb Ltd.	2,827
304	[1]	Colony Starwood Homes	6,542
276		Corporate Office Properties Trust	6,155
106		Discover Financial Services	4,854
115		EPR Properties	6,894
256		Fidelity & Guaranty Life	6,413
403		First Potomac Realty Trust	3,945
290		Flushing Financial Corp.	6,380
16		Goldman Sachs Group, Inc.	2,585
475		Great Western Bancorp, Inc.	12,407
192		Hanover Insurance Group, Inc.	15,646
757		Hartford Financial Services Group, Inc.	30,416
453	[1]	Hilltop Holdings, Inc.	7,234
554		Hospitality Properties Trust	13,069
667		Investors Bancorp, Inc.	7,797
443		J.P. Morgan Chase & Co.	26,359
141		LaSalle Hotel Properties	3,125
1,091		Lexington Realty Trust	7,997
397		Maiden Holdings Ltd.	5,082
52		Marsh & McLennan Cos., Inc.	2,773
200		Morgan Stanley	5,176
871		New Residential Investment Corp.	9,921
64		NorthStar Realty Europe Corp.	604
193	[1]	NorthStar Realty Finance Corp.	2,291
264		Old Republic International Corp.	4,773
165		Opus Bank	5,443
78		PNC Financial Services Group	6,759
44		PartnerRe Ltd.	6,178
232		Popular, Inc.	5,833
21		Post Properties, Inc.	1,203
197		Provident Financial Services, Inc.	3,869
15		Public Storage	3,803
323		Radian Group, Inc.	3,249
368		Retail Properties of America, Inc.	5,708

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Financials—continued
147		STORE Capital Corp.	$3,644
413		Starwood Property Trust, Inc.	7,864
82		Sun Communities, Inc.	5,460
331		Synovus Financial Corp.	10,105
563		TCF Financial Corp.	6,762
378		Talmer Bancorp, Inc., Class A	6,071
134		The Bank of New York Mellon Corp.	4,854
26		The Travelers Cos., Inc.	2,783
430		Umpqua Holdings Corp.	6,226
27		Vornado Realty Trust	2,388
314		WSFS Financial Corp.	9,125
146		Wells Fargo & Co.	7,334
		TOTAL	410,105
		Health Care—3.7%
89		Amgen, Inc.	13,593
183		Aetna, Inc.	18,637
189	[1]	Alere, Inc.	7,031
70		Anthem, Inc.	9,134
134		Cardinal Health, Inc.	10,903
200		Gilead Sciences, Inc.	16,600
77		GlaxoSmithKline PLC, ADR	3,179
179		Johnson & Johnson	18,695
104	[1]	Magellan Health, Inc.	5,928
141	[1]	Medicines Co.	4,873
292		Merck & Co., Inc.	14,796
486		Pfizer, Inc.	14,818
394		Teva Pharmaceutical Industries, Ltd., ADR	24,223
83	[1]	Wellcare Health Plans, Inc.	6,306
244	[1]	Wright Medical Group NV	4,868
		TOTAL	173,584
		Industrials—3.6%
205		Actuant Corp.	4,772
165		Alaska Air Group, Inc.	11,616
189		Barnes Group, Inc.	6,144
156		Boeing Co.	18,740
103		Curtiss Wright Corp.	7,107
134		Delta Air Lines, Inc.	5,935
105		Deluxe Corp.	5,869
395		Donnelley (R.R.) & Sons Co.	5,518
92		Dun & Bradstreet Corp.	9,055
168	[1]	FTI Consulting, Inc.	5,694
219		General Cable Corp.	2,567
158		General Dynamics Corp.	21,136
173		General Electric Co.	5,034
200		Hexcel Corp.	8,276
21		Huntington Ingalls Industries, Inc.	2,685
247		KBR, Inc.	3,522
54		Lockheed Martin Corp.	11,394
99		Manpower Group, Inc.	7,559

Shares, Principal Amount or Contracts			Value
		COMMON STOCKS—continued
		Industrials—continued
304		Masco Corp.	$8,023
131		Nielsen Holdings PLC	6,309
32		Northrop Grumman Corp.	5,922
28		Stanley Black & Decker, Inc.	2,642
43		Unifirst Corp.	4,528
		TOTAL	170,047
		Information Technology—3.1%
223		Apple, Inc.	21,707
591		Atmel Corp.	4,763
405		Avnet, Inc.	16,168
470		Brooks Automation, Inc.	4,479
118		CA, Inc.	3,390
338	[1]	CIENA Corp.	6,006
195		CSRA, Inc.	5,222
983		Cisco Systems, Inc.	23,386
196		Computer Sciences Corp.	6,286
335		EMC Corp. Mass	8,298
211		Hewlett Packard Enterprise Co.	2,903
109		Intel Corp.	3,381
19		International Business Machines Corp.	2,371
138	[1]	Marketo, Inc.	2,623
395		Maxim Integrated Products, Inc.	13,193
157		Microsoft Corp.	8,649
2,855	[1]	Quantum Corp.	1,357
158	[1]	Unisys Corp.	1,552
125	[1]	Veeco Instruments, Inc.	2,330
121	[1]	Verint Systems, Inc.	4,430
77	[1]	ViaSat, Inc.	4,812
		TOTAL	147,306
		Materials—0.5%
216		Avery Dennison Corp.	13,152
298	[1]	Berry Plastics Group, Inc.	9,268
		TOTAL	22,420
		Telecommunication Services—0.7%
74		BCE, Inc.	2,982
241		CenturyLink, Inc.	6,126
524		Verizon Communications	26,185
		TOTAL	35,293
		Utilities—1.9%
291		Aqua America, Inc.	9,175
203		Atmos Energy Corp.	14,052
138		Duke Energy Corp.	10,391
143		Entergy Corp.	10,093
79		FirstEnergy Corp.	2,612
265		NiSource, Inc.	5,568
103		Pinnacle West Capital Corp.	6,830
226		Portland General Electric Co.	8,785
315		Public Service Enterprises Group, Inc.	13,009
270		TECO Energy, Inc.	7,322

Shares, Principal Amount or Contracts		Value
	COMMON STOCKS—continued
	Utilities—continued
77	UGI Corp.	$2,618
	TOTAL	90,455
	TOTAL COMMON STOCKS (IDENTIFIED COST $1,402,187)	1,357,339
	ASSET-BACKED SECURITY—0.1%
	Credit Card—0.1%
$5,000	Capital One Multi Asset Execution Trust 2014-A4, A4, 0.517%, 06/15/2022 (IDENTIFIED COST $5,000)	4,999
	COMMERCIAL MORTGAGE-BACKED SECURITY—0.2%
	Commercial Mortgage—0.2%
10,000	WF-RBS Commercial Mortgage Trust 2014-C25 AS, 3.984%, 11/15/2047 (IDENTIFIED COST $10,799)	10,231
	CORPORATE BONDS—0.4%
	Consumer Cyclical - Automotive—0.1%
5,000	American Honda Finance Co., Unsecd. Deb., Series MTN, 2.250%, 8/15/2019	5,081
	Consumer Cyclical - Retailers—0.1%
2,000	Wal-Mart Stores, Inc., Sr. Unsecd. Note, 3.300%, 04/22/2024	2,099
	Financial Institution - Banking—0.1%
5,000	Comerica, Inc., 3.800%, 7/22/2026	5,042
	Technology—0.1%
5,000	Adobe Systems, Inc., Sr. Unsecd. Note, 3.250%, 2/01/2025	5,039
	TOTAL CORPORATE BONDS (IDENTIFIED COST $16,971)	17,261
	U.S. TREASURIES—7.1%
	U.S. Treasury Bonds—4.0%
70,000	U.S. Treasury Bond, 3.000%, 11/15/2045	73,604
9,071	U.S. Treasury Inflation-Protected Bond, 0.750%, 2/15/2045	8,156
27,505	U.S. Treasury Inflation-Protected Bond, 2.000%, 1/15/2026	31,228
17,008	U.S. Treasury Inflation-Protected Bond, Series TIPS of , 1.375%, 2/15/2044	17,827
18,888	U.S. Treasury Inflation-Protected Bond, Series TIPS of , 2.375%, 1/15/2025	21,873
33,989	U.S. Treasury Inflation-Protected Bond, Series TIPS of, 1.750%, 1/15/2028	37,879
	TOTAL	190,567
	U.S. Treasury Notes—3.1%
20,536	U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2018	20,631
2,002	U.S. Treasury Inflation-Protected Note, 0.375%, 7/15/2025	1,977
4,069	U.S. Treasury Inflation-Protected Note, Series A-2024, 0.625%, 1/15/2024	4,105
21,767	U.S. Treasury Inflation-Protected Note, Series D-2020, 1.250%, 7/15/2020	22,991
15,298	U.S. Treasury Inflation-Protected Note, Series D-2023, 0.375%, 7/15/2023	15,259
14,994	U.S. Treasury Inflation-Protected Note, Series D-2024, 0.125%, 7/15/2024	14,547
23,657	U.S. Treasury Inflation-Protected Note, Series W-2016, 0.125%, 4/15/2016	23,551
27,170	U.S. Treasury Inflation-Protected Note, Series X-2017, 0.125%, 4/15/2017	27,179
15,000	U.S. Treasury Note, 1.000%, 12/31/2017	15,060
	TOTAL	145,300
	TOTAL U.S. TREASURIES (IDENTIFIED COST $333,772)	335,867
	EXCHANGE-TRADED FUNDS—5.0%
	Financials—5.0%
1,979	iShares Dow Jones U.S. Real Estate Index Fund	142,409

Shares, Principal Amount or Contracts			Value
		EXCHANGE-TRADED FUNDS—continued
		Financials—continued
7,503	[1]	PowerShares DB Commodity Index Tracking Fund	$95,888
		TOTAL EXCHANGE-TRADED FUNDS (IDENTIFIED COST $297,178)	238,297
		PURCHASED CALL OPTIONS—0.4%
16		SPDR S&P 500 ETF Trust (CALL-Option) Strike Price: 200; Expiration Date: 6/17/2016	7,960
12		SPDR S&P 500 ETF Trust (CALL-Option) Strike Price: 200; Expiration Date: 12/16/2016	10,704
12		SPDR S&P 500 ETF Trust (CALL-Option) Strike Price: 210; Expiration Date: 3/18/2016	192
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $35,887)	18,856
		PURCHASED PUT OPTIONS—0.7%
20		SPDR S&P 500 ETF Trust (PUT-Option) Strike Price: 180; Expiration Date: 3/18/2016	3,970
36		SPDR S&P 500 ETF Trust (PUT-Option) Strike Price: 180; Expiration Date: 6/17/2016	19,494
9		SPDR S&P 500 ETF Trust (PUT-Option) Strike Price: 200; Expiration Date: 6/17/2016	11,673
		TOTAL PURCHASED PUT OPTIONS (IDENTIFIED COST $47,628)	35,137
		INVESTMENT COMPANIES—56.4%[2]
705		Emerging Markets Fixed Income Core Fund	23,760
2,950		Federated Bank Loan Core Fund	28,471
13,364		Federated Emerging Markets Equity Fund, Institutional Shares	97,688
39,032		Federated Intermediate Corporate Bond Fund, Institutional Shares	356,749
28,425		Federated International Leaders Fund, Class R6 Shares	807,837
7,889		Federated Kaufmann Large Cap Fund, Class R6 Shares	136,392
19,633		Federated Mortgage Core Portfolio	195,541
278,817		Federated Prime Value Obligations Fund, Institutional Shares, 0.35%[3]	278,817
58,771		Federated Project and Trade Finance Core Fund	549,513
31,457		Federated Prudent Bear Fund, Institutional Shares	72,981
23,174		High Yield Bond Portfolio	132,788
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $2,902,254)	2,680,537
		TOTAL INVESTMENTS—98.9% (IDENTIFIED COST $5,051,676)[4]	4,698,524
		OTHER ASSETS AND LIABILITIES - NET—1.1%[5]	47,338
		TOTAL NET ASSETS—100%	$4,745,862
At January 31, 2016, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[1]United States Treasury Notes 2-Year Long Futures	1	$218,625	March 2016	$1,014
1S&P 500 E-Mini Index Short Futures	15	$1,447,575	March 2016	$(31,899)
[1]United States Treasury Notes 5-Year Short Futures	1	$120,672	March 2016	$(2,057)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(32,942)
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”

1	Non-income-producing security.
2	Affiliated holdings.
3	7-day net yield.
4	At January 31, 2016, the cost of investments for federal tax purposes was $5,050,682. The net unrealized depreciation of investments for federal tax purposes excluding any unrealized appreciation/depreciation resulting from: (a) the translation from foreign currencies to U.S. dollars of assets and liabilities other than investments in securities; and (b) futures contracts was $351,158. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $89,647 and net unrealized depreciation from investments for those securities having an excess of cost over value of $440,805.
5	Assets, other than investments in securities, less liabilities.
Note: The categories of investments are shown as a percentage of total net assets at January 31, 2016.
The average notional value of long and short futures contracts held by the Fund throughout the period was $385,905 and $689,475, respectively. This is based on the contracts held as of each month-end throughout the three-month fiscal period.
The average market value of purchased put and call options held by the Fund throughout the period was $43,930. This is based on amounts held as of each month-end throughout the three-month fiscal period.
The average market value of written options held by the Fund throughout the period was $546. This is based on amounts held as of each month-end throughout the three-month fiscal period.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Global Investment Management Corp., Federated Investment Management Company and Federated Equity Management Company of Pennsylvania (collectively, the “Co-Advisers”) and certain of the Co-Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.

Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Co-Adviser's determine that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Co-Adviser's determine that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of January 31, 2016, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
International	$90,115	$—	$—	$90,115
Domestic	1,267,224	—	—	1,267,224
Debt Securities:
Asset-Backed Security	—	4,999	—	4,999
Commercial Mortgage-Backed Security	—	10,231	—	10,231
Corporate Bonds	—	17,261	—	17,261
U.S. Treasuries	—	335,867	—	335,867
Exchange-Traded Funds	238,297	—	—	238,297
Purchased Call Options	18,856	—	—	18,856
Purchased Put Options	35,137	—	—	35,137
Investment Companies[1]	1,750,464	930,073	—	2,680,537
TOTAL SECURITIES	$3,400,093	$1,298,431	$—	$4,698,524
Other Financial Instruments[2]
Assets	$1,014	$—	$—	$1,014
Liabilities	(33,956)	—	—	(33,956)
TOTAL OTHER FINANCIAL INSTRUMENTS	$(32,942)	$—	$—	$(32,942)
1	Emerging Markets Fixed Income Core Fund, Federated Mortgage Core Portfolio, High Yield Bond Portfolio, Federated Bank Loan Core Fund and Federated Project and Trade Finance Core Fund are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the NAV is not publicly available and, with respect to Federated Project and Trade Finance Core Fund, due to the fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
MTN	—Medium Term Note
TIPS	—Treasury Inflation-Protected Notes
9

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date March 24, 2016

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date March 24, 2016